Investment Objectives and Goals - Fundamentals First ETF	Oct. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fundamentals First ETF – Summary
Objective [Heading]	Investment Objectives/Goals
Objective, Primary [Text Block]	The Fund seeks income and capital growth.